Document and Entity Information	Oct. 29, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001308606
Document Type	8-K
Document Period End Date	Oct. 29, 2023
Entity Registrant Name	SPIRIT REALTY CAPITAL, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-36004
Entity Tax Identification Number	20-1676382
Entity Address, Address Line One	2727 North Harwood Street
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(972)
Local Phone Number	476-1900
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.05 par value per share
Trading Symbol	SRC
Security Exchange Name	NYSE
Six Percentage Series A Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Series A Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	SRC-A
Security Exchange Name	NYSE